Condensed Consolidated Statements of Operations (EUR €) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues:
Total product sales	€ 8,025	€ 5,706	€ 13,677	€ 10,796
Other revenues	44	14	48	18
Other revenues from related party	443	1,001	443	1,956
Total revenues	8,512	6,721	14,168	12,770
Operating costs and expenses:
Cost of goods sold	1,459	1,859	2,284	2,752
Research and development	2,838	1,434	5,012	2,659
General and administrative	1,623	1,421	3,428	2,972
Sales and Marketing	1,489	532	2,696	778
Charges from related parties	54	76	106	126
Depreciation and amortization	252	201	498	400
Total Operating Expenses	7,715	5,523	14,024	9,687
Operating income	797	1,198	144	3,083
Foreign currency exchange gain/(loss), net	62	(9)	5	(63)
Interest income/(expense), net	34	(39)	74	(58)
Income before income tax expense	893	1,150	223	2,962
Income tax expense	(74)	(177)	(312)	(288)
Net Income/(Loss)	819	973	(89)	2,674
Shares used in calculation of earnings per share:
Basic (in shares)	15,018,345	14,966,317	15,004,081	14,961,428
Diluted (in shares)	15,676,953	15,727,077	15,004,081	15,662,601
Earnings per share:
Basic (in dollars per share)	€ 0.05	€ 0.07	€ (0.01)	€ 0.18
Diluted (in dollars per share)	€ 0.05	€ 0.06	€ (0.01)	€ 0.17
API [Member]
Revenues:
Total product sales	1,607	1,333	2,327	2,564
NPP [Member]
Revenues:
Total product sales	€ 6,418	€ 4,373	€ 11,350	€ 8,232